Document And Entity Information (USD $)	12 Months Ended
	Jan. 31, 2012	Mar. 22, 2012	Jul. 29, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	WAL MART STORES INC
Entity Central Index Key	0000104169
Current Fiscal Year End Date	--01-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		3,404,538,468
Entity Current Reporting Status	Yes
Entity Public Float			$ 91,704,538,525
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes